UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21077

PIMCO California Municipal Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	May 31, 2008

Date of reporting period:	November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund II PIMCO California Municipal Income Fund II PIMCO New York Municipal Income Fund II Semi-Annual Report November 30, 2007

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2-4

Schedules of Investments	5-26

Statements of Assets and Liabilities	28

Statements of Operations	29

Statements of Changes in Net Assets	30-31

Statements of Cash Flows	32-34

Notes to Financial Statements	35-40

Financial Highlights	41-44

Matters Relating to the Trustees’ Consideration
of the Investment Management and Portfolio
Management Agreements	45-47

Annual Shareholder Meetings Results	48

PIMCO Municipal Income Funds II Letter to Shareholders

January 10, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II (collectively, the “Funds”) for the six months ended November 30, 2007.

The U.S. bond market delivered flat to moderate returns during the six-month period, as economic growth slowed and weakness in the U.S. housing and mortgage markets spread to the bond market. The Lehman Municipal Bond Index was virtually flat for the period, posting a 0.06% return, underperforming indexes of corporate and Treasury securities. The Federal Reserve reduced the Federal Funds rate during the period and sought other methods to inject liquidity into the economy. Inflation levels continued to track somewhat higher than the central bank’s stated comfort level.

For specific information on the Funds, including performance during the reporting period, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & Chief Executive Officer

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 1

PIMCO Municipal Income Fund II Fund Insights/Performance & Statistics
November 30, 2007 (unaudited)

  For the fiscal six months ended November 30, 2007, PIMCO Municipal Income Fund II returned -2.01% on net asset value (NAV) and -8.53% on market price, compared to -0.47% and -8.12%, respectively for the Lipper Analytical General Municipal Debt Funds (Leveraged) average.
  Municipals underperformed Treasuries and the taxable debt sector during the period. The Lehman Brothers General Municipal Bond Index* returned 2.93%, while the Lehman Brothers Long-Term Aggregate and the

  Lehman Brothers Treasury Indices returned 5.63% and 7.84%, respectively.
  The Fund’s average credit quality was A+ at the end of the six-month period, versus the benchmark’s average of AA1/AA2.
  For the six-month period, 10-year AAA muni yields decreased 45 basis points, while 20- and 30-year AAA muni yields decreased 14 and 12 basis points, respectively.
  Exposure to prerefunded bonds contributed to the Fund’s performance during the reporting period.

  The Fund’s effective duration was managed below that of its benchmark throughout the period, which was negative for performance, as municipal yields decreased across all maturities.
  Exposure to the healthcare sector detracted from performance, as spreads widened dramatically during the period.
  Exposure to tobacco securitized municipals was negative for performance as the overall index declined -4.80% year-to-date.

*

The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. The Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years.

Total Return(1) :	Market Price	Net Asset Value (“NAV”)
Six Months	(8.53)%	(2.01)%
1 Year	(8.96)%	(0.75)%
5 Year	5.79%	6.92%
Commencement of Operations (6/28/02) to 11/30/07	4.90%	6.67%

Common Share Market Price/NAV Performance:
Commencement of Operations (6/28/02) to 11/30/07
¢ Market Price
¢ NAV

Market Price/NAV:
Market Price	$13.73
NAV	$14.36
Discount to NAV	(4.39)%
Market Price Yield(2)	5.68%

Moody’s Ratings
(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.
Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.
An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.
(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised from net investment income) payable to common shareholders by the market price per common share at November 30, 2007.

2 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO California Municipal Income Fund II	Fund Insights/Performance
November 30, 2007 (unaudited)	& Statistics

  For the fiscal six months ended November 30, 2007, PIMCO  California  Municipal  Income  Fund II returned -4.30% on net asset value (NAV) and -8.77% on market price, compared to 0.21% and -8.97%, respectively for the Lipper California Municipal Debt Funds (Leveraged) average.
  Municipals underperformed Treasuries and the taxable debt sector during the period. The Lehman Brothers General Municipal Bond Index* returned 2.93%, while the Lehman Brothers Aggregate and the Lehman

  Brothers Long-Term Treasury Indices returned 5.63% and 7.84%, respectively.
  The Fund’s average credit quality was AA- at the end of the six-month period, versus the benchmark’s average of AA1/AA2.
  For the six-month period, 10-year California yields decreased 29 basis points, while 20- and 30-year yields increased 9 and 13 basis points, respectively.
  Exposure to California prerefunded bonds contributed to the Fund’s performance during the reporting period.

  The Fund’s effective duration was managed below that of its benchmark throughout the period, which was negative for performance, as California municipal yields decreased across all maturities.
  Exposure to tobacco securitized municipals detracted from performance, as the overall index declined -4.80% year-to-date.
  Municipal bonds within California underperformed the broader national market for the period, as issuance within the state was the largest nationwide.

*

The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. The Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years.

Total Return(1) :	Market Price	Net Asset Value (“NAV”)
Six Months	(8.77)%	(4.30)%
1 Year	(7.55)%	(3.09)%
5 Year	6.25%	6.30%
Commencement of Operations (6/28/02) to 11/30/07	5.32%	5.82%

Common Share Market Price/NAV Performance:
Commencement of Operations (6/28/02) to 11/30/07
¢ Market Price
¢ NAV

Market Price/NAV:
Market Price	$14.14
NAV	$13.84
Premium to NAV	2.17%
Market Price Yield(2)	5.51%

Moody’s Ratings
(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.
Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.
An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.
(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised from net investment income) payable to common shareholders by the market price per common share at November 30, 2007.

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 3

PIMCO New York Municipal Income Fund II	Fund Insights/Performance
November 30, 2007 (unaudited)	& Statistics

  For the fiscal six months ended November 30, 2007, PIMCO New York Municipal Income Fund II returned  -2.61%  on  net  asset  value  (NAV)  and -9.38%  on  market price,  compared  to  0.92% and -7.02%, respectively for the Lipper New York Municipal Debt Funds (Leveraged) average.
  Municipals underperformed Treasuries and the taxable debt sector during the period. The Lehman Brothers General Municipal Bond Index* returned 2.93%, while the Lehman Brothers

  Aggregate and the Lehman Brothers Long-Term Treasury Indices returned 5.63% and 7.84%, respectively.
  The Fund’s average credit quality was AA- at the end of the six-month period, versus the benchmark’s average of AA1/AA2.
  For the six-month period, 10-year New York yields decreased 47 basis points, while 20- and 30-year New York yields decreased 16 and 14 basis points, respectively.
  Exposure to New York prerefunded bonds contributed to the Fund’s performance during the reporting period.
  The Fund’s effective duration was managed below that of its benchmark throughout the period, which was negative for performance, as municipal yields decreased across all maturities.
  Exposure to tobacco securitized municipals detracted from performance as the overall index declined -4.80% year-to-date.
  Municipal bonds within New York slightly outperformed the broader national market for the period.

*

The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. The Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years.

Total Return(1) :	Market Price	Net Asset Value (“NAV”)
Six Months	(9.38)%	(2.61)%
1 Year	(8.44)%	(2.63)%
5 Year	5.58%	6.19%
Commencement of Operations (6/28/02) to 11/30/07	4.53%	5.94%

Common Share Market Price/NAV Performance:
Commencement of Operations (6/28/02) to 11/30/07
¢ Market Price
¢ NAV

Market Price/NAV:
Market Price	$13.65
NAV	$14.01
Discount to NAV	(2.57)%
Market Price Yield(2)	5.60%

Moody’s Ratings
(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual total return.
Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.
An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.
(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised from net investment income) payable to common shareholders by the market price per common share at November 30, 2007.

4 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
MUNICIPAL BONDS & NOTES—95.0%
	Alabama—4.2%
$10,000	Birmingham Baptist Medical Centers Special Care Facs.
	Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	$9,230,000
	Birmingham Waterworks & Sewer Board Rev., Ser. B,
	(Pre-refunded @ $100, 1/1/13) (MBIA) (b),
1,145	5.00%, 1/1/27	Aaa/AAA	1,231,871
10,000	5.00%, 1/1/37	Aaa/AAA	10,758,700
18,000	5.25%, 1/1/33 (h)	Aaa/AAA	19,573,920
1,750	Huntsville Health Care Auth. Rev.,
	5.75%, 6/1/32, Ser. B, (Pre-refunded @ $101, 6/1/12) (b)	A2/NR	1,929,532
16,580	Jefferson Cnty. Sewer Rev.,
	4.75%, 2/1/38, Ser. B, (Pre-refunded @ $100,
	8/1/12) (FGIC) (b)	Aaa/AAA	17,608,955
2,650	Tuscaloosa Educational Building Auth. Rev., 5.00%, 6/1/26	NR/BBB-	2,474,093
			62,807,071
	Alaska—0.6%
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%,
	6/1/46, Ser. A	Baa3/NR	4,922,311
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32,
	Ser. C (MBIA)	Aaa/AAA	3,570,697
			8,493,008
	Arizona—3.0%
	Health Facs. Auth. Rev.,
6,500	Beatitudes Project, 5.20%, 10/1/37	NR/NR	5,660,265
1,300	Hospital System, 5.75%, 12/1/32, (Pre-refunded @ $101,
	12/1/12) (b)	NR/BBB	1,448,811
3,500	Pima Cnty. Industrial Dev. Auth. Rev., 5.50%, 7/1/37 (c)	NR/BBB-	3,385,760
33,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/37, Ser. A (h)	Aa1/AA	34,400,190
			44,895,026
	Arkansas—0.1%
13,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/NR	1,875,770
	California—2.9%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	6,671,454
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev.,
6,000	5.00%, 6/1/33	Baa3/BBB	5,256,900
3,300	6.25%, 6/1/33	Aaa/AAA	3,630,033
9,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	10,458,900
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.30%, 9/1/23, Ser. A	NR/NR	1,030,440
4,000	Southern California Public Power Auth., Transmission
	Project Rev., zero coupon, 7/1/13	Aa3/A+	3,227,200
4,700	Statewide Community Dev. Auth. Rev., Baptist Univ.,
	9.00%, 11/1/17, Ser. B (c)	NR/NR	4,944,541

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 5

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	California—(continued)
	Univ. of California Rev.,
$4,430	4.75%, 5/15/37, Ser. C (MBIA)	Aaa/AAA	$4,437,177
2,900	4.75%, 5/15/38, Ser. B	Aa2/AA-	2,907,917
			42,564,562
	Colorado—5.1%
30,000	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	15,489,300
	E-470 Public Highway Auth. Rev., Ser. B (MBIA),
20,000	zero coupon, 9/1/35	Aaa/AAA	4,920,400
15,000	zero coupon, 9/1/37	Aaa/AAA	3,240,000
	Health Facs. Auth. Rev.,
1,000	American Baptist Homes, 5.90%, 8/1/37, Ser. A	NR/NR	975,310
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	26,769,250
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	18,794,659
6,500	Retirement Fac. Liberty Height, zero coupon, 7/15/22	Aaa/AAA	3,387,735
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School,
	5.875%, 6/1/37 (c)	NR/BB	1,971,040
			75,547,694
	District of Columbia—1.2%
17,500	Washington D.C. Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28, (Pre-refunded @ $100, 10/1/08)
	(AMBAC) (b)	Aaa/AAA	17,711,925
	Florida—3.5%
2,310	Dev. Finance Corp. Rev., Learning Gate Community School,
	6.00%, 2/15/37	NR/BBB-	2,330,859
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist/Sunbelt,
	6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (b)	A1/NR	8,850,400
2,335	Hillsborough Cnty. Industrial Dev. Auth., Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa2/BBB-	2,394,356
635	Hillsborough Cnty. Industrial Dev. Auth. Rev., Health Fac.
	Project, 5.625%, 8/15/23	Baa2/BBB	639,432
7,135	Jacksonville Health Facs. Auth. Rev., 5.25%, 11/15/32, Ser. A	Aa2/AA	7,254,868
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32, (Pre-refunded @ $101, 11/15/12) (b)	A2/NR	12,715,320
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center
	Project, 5.50%, 7/1/32	Baa1/BBB+	3,007,050
	Orange Cnty. Health Facs. Auth. Rev., Adventist Health
	System, (Pre-refunded @ $101, 11/15/12) (b),
2,550	5.625%, 11/15/32	A1/NR	2,821,626
5,000	6.25%, 11/15/24	A1/NR	5,631,300
500	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	480,100
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (MBIA) (h)	Aaa/AAA	4,969,100
1,500	Winter Springs Water & Sewer Rev., zero coupon,
	10/1/29 (FGIC)	Aaa/AAA	520,455
			51,614,866

6 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Georgia—0.6%
$1,487	Grantor Trust Gov’t, CP, 4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	$1,530,361
2,775	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	2,513,179
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	5,165,376
			9,208,916
	Hawaii—1.3%
19,170	Honolulu City & Cnty. Wastewater System Rev.,
	First Board Resolution, 4.75%, 7/1/28 (FGIC)	Aaa/NR	19,321,635
	Illinois—17.7%
	Central Lake Cnty. Water Agcy. Rev., Ser. A (AMBAC),
2,935	5.125%, 5/1/28	Aaa/NR	3,038,312
675	5.125%, 5/1/28, (Pre-refunded @ $100, 11/1/12) (b)	Aaa/NR	730,350
8,150	5.125%, 5/1/32, (Pre-refunded @ $100, 11/1/12) (b)	Aaa/NR	8,818,300
	Chicago, GO, Ser. A (FGIC),
1,635	5.125%, 1/1/29	Aaa/AAA	1,665,967
3,415	5.125%, 1/1/29, (Pre-refunded @ $101, 1/1/09) (b)	Aaa/AAA	3,517,040
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,299,073
6,700	6.75%, 12/1/32	NR/NR	6,979,524
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	Aaa/AAA	10,786,261
5,000	zero coupon, 12/1/28, Ser. A	Aaa/AAA	1,788,000
4,500	zero coupon, 12/1/31	Aaa/AAA	1,369,845
	Chicago City Colleges, GO (FGIC),
32,670	zero coupon, 1/1/37	Aaa/AAA	7,751,611
29,145	zero coupon, 1/1/38	Aaa/AAA	6,542,761
32,670	zero coupon, 1/1/39	Aaa/AAA	6,957,403
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	5,237,700
	Dev. Finance Auth. Retirement Housing Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	2,394,525
10,000	Regency Park, zero coupon, 7/15/23	NR/AAA	4,954,200
134,650	Regency Park, zero coupon, 7/15/25	NR/AAA	59,721,314
1,500	Sedgebrook, Inc., 6.00%, 11/15/42, Ser. A	NR/NR	1,474,095
250	Finance Auth. Rev., 6.00%, 3/1/37, Ser. A	NR/NR	246,918
	Health Facs. Auth. Rev.,
5,000	Condell Medical Center, 5.50%, 5/15/32	Baa2/NR	4,953,400
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	A2/NR	20,865,408
	Metropolitan Pier & Exposition Auth. Rev. (MBIA),
60,000	zero coupon, 12/15/30	Aaa/AAA	19,591,200
50,000	zero coupon, 12/15/33	Aaa/AAA	14,004,000
2,460	zero coupon, 6/15/38	Aaa/AAA	551,261
68,470	State Sports Facs. Auth. Rev.,
	zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	64,784,945
			262,023,413
	Indiana—0.6%
	Brownsburg 1999 School Building Corp. Rev., Ser. A,
	(Pre-refunded @ $100, 9/15/13) (FSA) (b),
1,000	5.00%, 9/15/25	Aaa/AAA	1,085,430
2,000	5.25%, 3/15/25	Aaa/AAA	2,196,900

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 7

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Indiana—(continued)
$4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B-	$4,080,739
500	State Bank Rev., Hendricks,
	5.25%, 4/1/30, Ser. D, (Pre-refunded @ $100,
	4/1/12) (AMBAC) (b)	Aaa/AAA	538,950
990	Vigo Cnty. Hospital Auth. Rev., 5.80%, 9/1/47 (c)	NR/NR	919,967
			8,821,986
	Iowa—3.7%
1,000	Finance Auth. Rev., Wedum Walnut Ridge LLC, 5.625%,
	12/1/45, Ser. A	NR/NR	921,810
2,300	Higher Education Loan Auth. Rev., Grandview College,
	5.10%, 10/1/36	NR/NR	2,199,559
	Tobacco Settlement Auth. of Iowa Rev., Ser. B,
46,000	zero coupon, 6/1/34	Baa3/BBB	41,869,660
8,850	5.60%, 6/1/35, (Pre-refunded @ $101, 6/1/11) (b)	NR/AAA	9,591,453
			54,582,482
	Kansas—0.2%
2,800	Univ. of Kansas Hospital Auth. Health Facs. Rev.,
	5.625%, 9/1/32, (Pre-refunded @ $100, 9/1/12) (b)	NR/AAA	3,080,700
	Kentucky—0.3%
	Economic Dev. Finance Auth., Hospital Facs. Rev.,
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	2,539,150
1,840	St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	1,855,640
			4,394,790
	Louisiana—4.7%
	Public Facs. Auth. Rev., Ochsner Clinic Foundation, Ser. B,
20,400	5.50%, 5/15/32, (Pre-refunded @ $100, 5/15/26) (b)	Aaa/NR	23,438,376
3,300	5.50%, 5/15/47	A3/NR	3,304,686
	Tobacco Settlement Financing Corp. Rev., Ser. 2001-B,
36,395	5.875%, 5/15/39	Baa3/BBB	35,357,742
8,000	5.875%, 5/15/39 (h)	Baa3/BBB	7,772,000
			69,872,804
	Maryland—0.1%
1,000	State Health & Higher Educational Facs. Auth. Rev.,
	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	1,019,420
	Massachusetts—2.4%
14,500	Bay Transportation Auth., Special Assessment,
	4.75%, 7/1/34, Ser. A, (Pre-refunded @ $100, 7/1/15) (b)(h)	Aa1/AAA	15,686,100
4,610	State Dev. Finance Agcy. Rev., 6.75%, 10/15/37, Ser. A	NR/NR	4,499,729
4,295	State Turnpike Auth. Rev., 4.75%, 1/1/34, Ser. A (AMBAC)	Aaa/AAA	4,302,387
12,050	State Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (FSA)	Aaa/AAA	12,056,266
			36,544,482
	Michigan—2.8%
8,500	Detroit City School Dist., GO,
	5.00%, 5/1/32, Ser. A (Pre-refunded @ $100, 5/1/13)
	(FGIC)(Q-SBLF) (b)	Aaa/AAA	9,183,570
4,545	Garden City Hospital Finance Auth. Rev., 5.00%,
	8/15/38, Ser. A	NR/NR	3,893,611

8 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Michigan—(continued)
$800	Public Educational Fac. Auth. Rev., 6.50%, 9/1/37 (c)	NR/NR	$802,504
500	Star International Academy, CP, 6.125%, 3/1/37	NR/BB+	505,910
5,000	State Hospital Finance Auth. Rev.,
	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa2/AA	5,141,050
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	13,998,825
1,925	6.00%, 4/1/22	A2/A	2,055,476
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	5,822,700
			41,403,646
	Minnesota—0.5%
280	City of Minneapolis, Tax Allocation, Grant Park Project
	5.35%, 2/1/30	NR/NR	256,228
1,300	Meeker Cnty. Rev., 5.75%, 11/1/37	NR/NR	1,283,464
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,450,095
	North Oaks, Presbyterian Homes Rev.,
2,640	6.00%, 10/1/33	NR/NR	2,666,057
1,530	6.125%, 10/1/39	NR/NR	1,545,009
500	Oronoco Multifamily Housing Rev., 5.40%, 6/1/41	NR/NR	479,845
			7,680,698
	Mississippi—0.3%
3,605	Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB	3,611,850
740	Dev. Bank Special Obligation, Projects & Equipment
	Acquisitions Rev., 5.00%, 7/1/24 (AMBAC)	Aaa/AAA	744,958
			4,356,808
	Missouri—0.3%
2,600	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/37, Ser. A	NR/NR	2,522,910
820	Hanley Road & North of Folk Ave. Transportation Dist. Rev.,
	5.00%, 10/1/25	NR/NR	778,196
1,500	St. Louis Parking Facs. Rev., Downtown Parking Fac.,
	6.00%, 2/1/28, (Pre-refunded @ $100, 2/1/12) (b)	NR/NR	1,651,710
			4,952,816
	Nevada—1.7%
	Clark Cnty., GO (FGIC),
1,450	5.00%, 6/1/31	Aaa/AAA	1,478,318
1,950	5.00%, 6/1/31, (Pre-refunded @ $100, 6/1/11) (b)	Aaa/AAA	2,062,359
	Reno Transportation Project Rev.,
	(Pre-refunded @ $100, 6/1/12) (AMBAC) (b),
3,960	5.125%, 6/1/27	Aaa/AAA	4,259,218
2,000	5.125%, 6/1/32	Aaa/AAA	2,151,120
3,500	5.125%, 6/1/37	Aaa/AAA	3,764,460
7,570	5.25%, 6/1/41	Aaa/AAA	8,181,202
3,290	Truckee Meadows Water Auth. Rev.,
	5.125%, 7/1/30, Ser. A, (Pre-refunded @ $100, 7/1/11)
	(FSA) (b)	Aaa/AAA	3,497,533
			25,394,210

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 9

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	New Hampshire—0.2%
	Health & Education Facs. Auth. Rev., Catholic Medical Center,
$360	6.125%, 7/1/32	Baa1/BBB+	$372,074
2,640	6.125%, 7/1/32, (Pre-refunded @ $101, 7/1/12) (b)	Baa1/BBB+	2,968,390
			3,340,464
	New Jersey—3.4%
1,250	Burlington Cnty. Bridge Commission Rev., 5.625%, 1/1/38	NR/NR	1,225,950
	Economic Dev. Auth., Kapkowski Road Landfill, Special
	Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	4,225,400
11,405	5.75%, 4/1/31	Baa3/NR	11,840,785
	Economic Dev. Auth. Rev.,
	Arbor Glen,
525	6.00%, 5/15/28	NR/NR	529,027
225	6.00%, 5/15/28, Ser. A, (Pre-refunded @ $102, 5/15/09) (b)	NR/NR	237,919
1,300	Seabrook Village, 5.25%, 11/15/36	NR/NR	1,196,832
250	Seashore Gardens, 5.375%, 11/1/36	NR/NR	233,850
1,830	Health Care Facs. Financing Auth. Rev., Trinitas Hospital,
	5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,741,666
3,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	3,611,615
	Tobacco Settlement Financing Corp. Rev.,
13,150	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	11,029,957
1,285	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	1,424,692
3,095	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	3,447,459
6,150	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	7,011,000
2,500	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	2,912,050
			50,668,202
	New Mexico—0.3%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	5,019,450
	New York—3.2%
1,200	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%,
	11/15/36	NR/NR	1,172,256
10,000	Liberty Dev. Corp. Rev., 5.25%, 10/1/35 (h)	Aa3/AA-	10,622,500
	Metropolitan Transportation Auth. Rev.,
10,600	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	10,893,832
10,000	5.25%, 11/15/32, Ser. B, (Pre-refunded @ $100, 11/15/13) (b)	A2/AAA	11,038,900
4,750	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev.,
	5.00%, 6/15/37, Ser. D (h)	Aa2/AA+	4,897,108
6,700	State Dormitory Auth. Rev., Sloan-Kettering Center Memorial,
	5.00%, 7/1/34, Ser. 1	Aa2/AA	6,859,929
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,081,180
			47,565,705
	North Carolina—0.0%
550	North Carolina Medical Care Commission Rev., Salemtowne,
	5.10%, 10/1/30	NR/NR	504,829

10 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Ohio—0.5%
$7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare,
	5.375%, 10/1/30	A1/AA-	$7,657,275
	Pennsylvania—3.4%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
22,600	5.375%, 11/15/40, Ser. A	Ba2/BB	20,580,690
505	9.25%, 11/15/15, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	584,825
1,000	9.25%, 11/15/22, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	1,183,160
5,700	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	6,744,012
4,500	Cumberland Cnty. Auth., Retirement Community Rev.,
	Wesley Affiliated Services,
	7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (b)	NR/NR	5,320,215
3,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	3,263,910
	Montgomery Cnty. Higher Education & Health Auth. Hospital
	Rev., Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,065,550
3,750	5.125%, 6/1/32	NR/A	3,761,513
3,000	Philadelphia, GO, 5.25%, 9/15/25, Ser. 2001 (FSA)	Aaa/AAA	3,106,470
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Aaa/AAA	506,910
			50,117,255
	Puerto Rico—0.3%
4,200	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	4,580,436
	Rhode Island—5.1%
76,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	76,257,912
	South Carolina—5.3%
27,745	Greenville Cnty. School Dist. Rev., Building Equity Sooner
	Tomorrow, 5.50%, 12/1/28, (Pre-refunded @ $101,
	12/1/12) (b)	Aaa/AA-	30,767,263
18,120	Jobs Economic Dev. Auth. Rev., Bon Secours Health System,
	5.625%, 11/15/30	A3/A-	18,706,182
	Lexington Cnty., Health Services Dist. Hospital Rev. (b),
15,000	5.50%, 11/1/32, (Pre-refunded @ $100, 11/1/13)	A2/A+	16,604,400
3,500	5.50%, 5/1/37, (Pre-refunded @ $100, 5/1/14)	A2/A+	3,885,735
5,000	5.75%, 11/1/28, (Pre-refunded @ $100, 11/1/13)	A2/A+	5,601,000
3,250	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/28, Ser. B	Baa3/BBB	3,289,227
			78,853,807
	Tennessee—0.3%
3,750	Knox Cnty. Health Educational & Housing Facs.,
	Board Hospital Facs. Rev., Catholic Healthcare Partners,
	5.25%, 10/1/30	A1/AA-	3,808,725
500	Sullivan Cnty. Health Educational & Housing Fac. Rev.,
	5.25%, 9/1/36, Ser. C	NR/BBB+	488,360
			4,297,085

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 11

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Texas—8.6%
$10	Arlington Independent School Dist., GO, 5.00%, 2/15/24
	(PSF-GTD)	Aaa/NR	$10,099
	Aubrey Independent School Dist., GO (PSF-GTD),
130	5.50%, 2/15/33	Aaa/NR	140,395
4,350	5.50%, 2/15/33, (Pre-refunded @ $100, 8/15/14) (b)	Aaa/NR	4,881,527
6,500	Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services
	Corp. Rev., 5.375%, 1/1/32	NR/A-	6,609,005
2,700	Comal Cnty. Health Facs. Dev., McKenna Memorial Hospital
	Project Rev., 6.25%, 2/1/32	Baa2/BBB-	2,785,941
20,000	Frisco Independent School Dist., GO, zero coupon,
	8/15/34 (PSF-GTD)	Aaa/NR	5,324,000
19,750	Harris Cnty., GO, 5.125%, 8/15/31, (Pre-refunded @ $100,
	8/15/12) (b)	Aa1/AA+	21,286,945
5,250	Harris Cnty. Health Facs. Dev. Corp. Rev., St. Luke’s Episcopal
	Hospital, 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100,
	8/15/11) (b)	NR/AAA	5,633,302
700	HFDC of Central Texas, Inc., Village at Gleannloch Farms Rev.,
	5.50%, 2/15/37, Ser. A	NR/NR	626,430
	Keller Independent School Dist., GO (PSF-GTD),
770	4.875%, 8/15/31	Aaa/AAA	773,989
6,730	4.875%, 8/15/31, (Pre-refunded @ $100, 8/15/09) (b)	Aaa/AAA	6,915,277
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,343,145
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC)	Aaa/AAA	6,267,937
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	NR/CCC	1,718,400
	State, GO,
10,025	4.75%, 4/1/35, Ser. A (h)	Aa1/AA	10,073,621
17,500	4.75%, 4/1/36	Aa1/AA	17,582,600
1,000	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	1,007,880
	State Turnpike Auth. Central Turnpike System Rev., Ser. A
	(AMBAC),
10,000	zero coupon, 8/15/19	Aaa/AAA	6,018,000
8,880	5.00%, 8/15/42	Aaa/AAA	8,934,701
	State Water Financial Assistance, GO,
3,250	5.00%, 8/1/36	Aa1/AA	3,326,960
1,650	5.25%, 8/1/35	Aa1/AA	1,711,446
8,000	Wichita Falls Water & Sewer Rev.,
	5.00%, 8/1/27, (Pre-refunded @ $100, 8/1/11) (AMBAC) (b)	Aaa/AAA	8,481,360
4,150	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A1	NR/NR	4,377,337
			127,830,297
	Utah—3.2%
44,150	Utah Transit Auth. Rev.,
	4.75%, 6/15/35, Ser. B, (Pre-refunded @ $100, 12/15/15)
	(FSA) (b)(h)	Aaa/AAA	47,950,873

12 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Virginia—0.6%
	Fredericksburg Industrial Dev. Auth.,
	Medicorp Health System Rev., Ser. B,
$2,500	5.125%, 6/15/33	A3/NR	$2,519,525
4,000	5.25%, 6/15/27	A3/NR	4,070,800
2,050	James City Cnty. Economic Dev. Auth. Rev., 5.50%,
	7/1/37, Ser. A	NR/NR	1,914,167
			8,504,492
	Washington—2.1%
26,000	State Health Care Fac. Auth. Rev., 6.125%, 8/15/37, Ser. A (d)	Baa2/BBB	25,560,600
6,800	State Housing Finance Commission Rev., Skyline at First Hill,
	5.625%, 1/1/38, Ser. A	NR/NR	6,528,612
			32,089,212
	Wisconsin—0.7%
	Badger Tobacco Asset Securitization Corp. Rev.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,168,357
7,750	6.125%, 6/1/27	Baa3/BBB	8,017,995
	State Health & Educational Facs. Auth. Rev.,
	Froedert & Community Health Oblig.,
90	5.375%, 10/1/30	NR/AA-	92,354
910	5.375%, 10/1/30, (Pre-refunded @ $101, 10/1/11) (b)	NR/AA-	983,228
			10,261,934

	Total Municipal Bonds & Notes (cost—$1,324,843,752)		1,413,667,956
VARIABLE RATE NOTES (f)—4.6%
	Alabama—0.4%
4,450	Jefferson Cnty. Sewer Rev., 10.47%, 2/1/36,
	Ser. 352 (FGIC) (c)(e)	Aaa/NR	5,174,950
1,400	Montgomery Special Care Facs. Financing Auth. Rev.,
	9.40%, 11/15/29, Ser. 435 (MBIA) (c)(e)	Aaa/NR	1,508,010
			6,682,960
	Colorado—0.2%
2,250	Denver City & Cnty. Airport Rev., 9.40%, 11/15/25,
	Ser. 425 (FSA) (c)(e)	Aaa/NR	2,432,025
	Florida—0.6%
2,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist,
	5.00%, 11/15/31, Ser. C	A1/A+	2,798,757
1,782	Orange Cnty. School Board, CP, 9.40%, 8/1/24,
	Ser. 328 (MBIA) (c)(e)	Aaa/NR	2,119,867
3,241	State Governmental Utilities Auth. Rev., 9.40%, 10/1/29 (c)(e)	Aaa/NR	4,239,876
			9,158,500
	Illinois—0.6%
	Chicago, GO (c)(e),
1,780	10.03%, 1/1/28, Ser. 332 (MBIA)	Aaa/NR	2,131,995
2,200	11.78%, 1/1/40, Ser. 426 (FGIC)	Aaa/NR	2,814,680
1,288	Cook Cnty., GO, 9.28%, 11/15/28, Ser. 403 (FGIC) (c)(e)	Aaa/NR	1,421,952
2,000	State, GO, 10.66%, 4/1/27, Ser. 783 (FSA) (c)(e)	Aaa/NR	2,430,600
			8,799,227

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 13

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Massachusetts—1.4%
$1,400	Boston Water & Sewer Community Rev., 9.32%,
	11/1/28, Ser. 434 (FGIC) (c)(e)	Aaa/NR	$1,497,440
2,200	State, GO, 10.58%, 11/1/30, Ser. 785 (FGIC-TCRS) (c)(e)	Aaa/NR	3,153,480
	State Turnpike Auth. Rev. (c)(e),
7,366	9.44%, 1/1/37, Ser. 334 (MBIA)	Aaa/NR	7,424,559
3,000	9.44%, 1/1/37, Ser. 489 (MBIA)	NR/AAA	3,023,850
5,668	9.44%, 1/1/39, Ser. 335 (AMBAC)	Aaa/NR	5,892,840
			20,992,169
	Nevada—0.2%
2,200	State, GO, 9.28%, 5/15/28, Ser. 344 (FGIC) (c)(e)	Aaa/NR	2,253,328
	Ohio—0.1%
1,580	Hamilton Cnty. Sales Tax Rev., 9.40%, 12/1/27,
	Ser. 356 (MBIA) (c)(e)	Aaa/NR	1,724,649
	Pennsylvania—0.3%
	Philadelphia School Dist., GO (MBIA) (c)(e),
1,670	8.15%, 4/1/27, Ser. 345	Aaa/NR	1,837,000
2,677	8.15%, 4/1/27, Ser. 496	NR/AAA	2,944,700
			4,781,700
	Texas—0.7%
2,460	Denton Utility System Rev., 10.03%, 12/1/29,
	Ser. 428 (MBIA) (c)(e)	Aaa/NR	2,683,860
1,100	Houston Airport System Rev., 9.28%, 7/1/25,
	Ser. 404 (FGIC) (c)(e)	Aaa/NR	1,121,945
	Houston Water & Sewer System Rev. (c)(e),
2,200	9.40%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	2,576,420
3,070	10.53%, 12/1/30, Ser. 495 (FGIC)	NR/AAA	3,951,090
			10,333,315
	Washington—0.1%
1,820	Central Puget Sound Regional Transit Auth. Sales Tax
	& Motor Rev., 8.04%, 2/1/28, Ser. 360 (FGIC) (c)(e)	Aaa/NR	1,859,130

	Total Variable Rate Notes (cost—$59,613,943)		69,017,003
U.S. TREASURY BILLS (g)—0.4%
5,535	3.06%-5.60%, 12/13/07-2/28/08 (cost—$5,524,177)		5,524,177

	Total Investments (cost—$1,389,981,872)—100.0%		$1,488,209,136

14 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
CALIFORNIA MUNICIPAL BONDS & NOTES—95.2%
$2,000	ABC Unified School Dist., GO, zero coupon,
	8/1/23, Ser. B (FGIC)	Aaa/AAA	$956,140
1,000	Alpine Union School Dist., GO, zero coupon,
	8/1/24, Ser. B (FSA)	Aaa/AAA	474,220
8,115	Anaheim City School Dist., GO,
	5.00%, 8/1/26, (Pre-refunded @ $101, 8/1/11) (FGIC) (b)	Aaa/AAA	8,689,948
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home,
5,300	5.20%, 11/15/22	NR/A+	5,493,556
26,000	5.35%, 11/15/32	NR/A+	26,934,180
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	12,724,520
	Bay Area Gov’t Assoc.,
2,000	Lease Rev., 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	Aaa/AAA	2,059,660
1,945	Windmere Ranch Dist. 99-1, Special Assessment,
	6.30%, 9/2/25, (Pre-refunded @ $102, 9/2/11) (b)	NR/AAA	2,191,198
1,085	Capistrano Unified School Dist., Community Fac. Dist., Special Tax,
	5.70%, 9/1/20, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	1,150,805
2,300	Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Aaa/AAA	762,404
	Chula Vista Community Facs. Dist., Special Tax,
3,000	5.125%, 9/1/36	NR/NR	2,712,720
1,825	6.15%, 9/1/26	NR/NR	1,885,335
4,380	6.20%, 9/1/33	NR/NR	4,494,274
	Chula Vista, Special Tax, (Pre-refunded @ $102, 9/1/10) (b),
1,160	6.05%, 9/1/25	NR/NR	1,266,592
2,500	6.10%, 9/1/32	NR/NR	2,732,975
	Clovis Unified School Dist., GO, Ser. B (FGIC),
2,000	zero coupon, 8/1/23	Aaa/AAA	948,860
3,535	zero coupon, 8/1/25	Aaa/AAA	1,496,083
2,500	zero coupon, 8/1/27	Aaa/AAA	947,050
1,410	Community College Financing Auth. Lease Rev., 5.00%,
	8/1/27, Ser. A (AMBAC)	Aaa/AAA	1,451,877
	Corona-Norco Unified School Dist., Public Financing Auth.,
	Special Tax,
1,110	5.10%, 9/1/25 (AMBAC)	Aaa/AAA	1,139,015
210	5.55%, 9/1/15, Ser. A	NR/NR	210,326
305	5.65%, 9/1/16, Ser. A	NR/NR	305,220
160	5.75%, 9/1/17, Ser. A	NR/NR	159,984
530	6.00%, 9/1/20, Ser. A	NR/NR	530,588
1,000	6.00%, 9/1/25, Ser. A	NR/NR	999,890
4,150	6.10%, 9/1/32, Ser. A	NR/NR	4,153,071
10,000	Coronado Community Dev. Agcy., Tax Allocation,
	4.875%, 9/1/35 (AMBAC) (h)	NR/AAA	10,021,400
3,000	Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)	Aaa/AAA	3,116,340
	Educational Facs. Auth. Rev.,
3,475	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	909,616
2,000	Woodbury Univ., 5.00%, 1/1/36	Baa3/BBB-	1,896,020

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 15

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Empire Union School Dist., Special Tax (AMBAC),
$1,560	zero coupon, 10/1/30	Aaa/AAA	$504,286
1,265	zero coupon, 10/1/32	Aaa/AAA	367,710
1,000	Escondido Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	386,160
2,440	Eureka Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	942,230
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
7,100	zero coupon, 1/1/25, Ser. A	Aaa/AAA	3,360,359
3,270	zero coupon, 1/1/26, Ser. A	Aaa/AAA	1,460,513
1,500	zero coupon, 1/15/27 (MBIA-IBC)	Aaa/AAA	1,472,820
3,780	zero coupon, 1/1/28, Ser. A	Aaa/AAA	1,520,165
17,860	zero coupon, 1/1/30, Ser. A	Aaa/AAA	6,447,103
400	Franklin-McKinley School Dist., GO,
	5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13)
	(FSA) (b)	Aaa/AAA	434,588
1,440	Fremont Community Facs. Dist. No. 1, Special Tax, 5.30%, 9/1/30	NR/NR	1,363,464
	Golden State Tobacco Securitization Corp. Rev.,
2,000	zero coupon, 6/1/37, Ser. A-2	Baa3/BBB	1,263,200
8,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	7,009,200
10,000	5.00%, 6/1/35, Ser. A (FGIC) (h)	Aaa/AAA	10,062,000
45,000	5.00%, 6/1/38 Ser. A (FGIC) (h)	Aaa/AAA	45,194,850
12,485	5.00%, 6/1/45 (AMBAC-TCRS) (h)	Aaa/AAA	12,500,357
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS) (h)	Aaa/AAA	6,007,380
11,700	6.25%, 6/1/33, Ser. 2003-A-1	Aaa/AAA	12,870,117
36,200	6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100,
	6/1/13) (b)	Aaa/AAA	42,068,020
	Health Facs. Finance Auth. Rev.,
4,000	Adventist Health System, 5.00%, 3/1/33	NR/A	3,893,440
	Catholic Healthcare West (b),
495	5.00%, 7/1/28, (Partially pre-refunded @ $101, 7/1/08)	A2/A	496,757
70	5.00%, 7/1/28, (Pre-refunded @ $101, 7/1/08)	A2/A	71,390
2,115	Hope Rehabilitation, 5.375%, 11/1/20 (CA Mtg. Ins.)	NR/A+	2,206,981
	Paradise VY Estates (CA Mtg. Ins.),
5,500	5.125%, 1/1/22	NR/A+	5,649,160
3,875	5.25%, 1/1/26	NR/A+	3,966,527
1,750	Huntington Beach Community Facs. Dist., Special Tax,
	6.30%, 9/1/32	NR/NR	1,792,298
200	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges,
	5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (b)	Aaa/AAA	219,258
7,000	Irvine Improvement Board Act 1915, Special Assessment,
	5.70%, 9/2/26	NR/NR	7,063,140
1,000	Irvine Unified School Dist., Special Tax, 5.125%, 9/1/36, Ser. A	NR/NR	899,590
1,900	Jurupa Unified School Dist., GO, zero coupon, 5/1/27 (FGIC)	Aaa/AAA	726,693
2,450	Kings Canyon JT Unified School Dist., GO, zero coupon,
	8/1/27 (FGIC)	Aaa/AAA	937,052
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aaa/AAA	5,422,165

16 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Los Angeles, CP (MBIA),
$9,895	5.00%, 2/1/27	Aaa/AAA	$10,155,436
2,685	5.00%, 10/1/27, Ser. AU	Aaa/AAA	2,760,019
	Los Angeles Department of Water & Power Rev., Ser. A (h),
15,000	4.75%, 7/1/30 (FSA)	Aaa/AAA	15,142,050
30,000	5.00%, 7/1/35 (FSA)	Aaa/AAA	31,226,100
16,950	5.125%, 7/1/41 (FGIC-TCRS)	Aaa/AAA	17,312,221
7,200	Los Angeles Wastewater System Rev., 5.00%, 6/1/30,
	Ser. A (FGIC)	Aaa/AAA	7,385,976
1,000	Manhattan Beach Unified School Dist., GO, zero coupon,
	9/1/25 (FGIC)	Aaa/AAA	425,170
	Manteca Redev. Agcy., Tax Allocation,
7,295	5.00%, 10/1/32 (FSA)	Aaa/AAA	7,519,759
10,000	5.00%, 10/1/36 (AMBAC) (h)	Aaa/AAA	10,279,500
	Manteca Unified School Dist., Special Tax (MBIA),
2,365	zero coupon, 9/1/25	Aaa/AAA	996,871
5,330	5.00%, 9/1/29, Ser. C	Aaa/AAA	5,433,135
4,000	Merced Cnty., CP, Juvenile Justice Correctional Fac.,
	5.00%, 6/1/32 (AMBAC)	Aaa/NR	4,085,360
	Modesto Elementary School Dist. Stanislaus Cnty., GO,
	Ser. A (FGIC),
2,615	zero coupon, 8/1/23	Aaa/AAA	1,250,153
2,705	zero coupon, 8/1/24	Aaa/AAA	1,221,659
2,000	zero coupon, 5/1/27	Aaa/AAA	774,340
2,150	Modesto High School Dist. Stanislaus Cnty., GO,
	zero coupon, 8/1/26, Ser. A (FGIC)	Aaa/AAA	868,256
	Modesto Public Financing Auth. Lease Rev. (AMBAC),
55	5.00%, 9/1/29	Aaa/AAA	55,884
945	5.00%, 9/1/29, (Pre-refunded @ $101, 9/1/08) (b)	Aaa/AAA	966,574
2,385	Monrovia Financing Auth. Lease Rev., Hillside Wilderness
	Preserve, 5.125%, 12/1/31 (AMBAC)	Aaa/AAA	2,486,601
	Montebello Unified School Dist., GO,
1,500	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	677,445
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	676,135
2,830	zero coupon, 8/1/25 (FGIC)	Aaa/AAA	1,208,070
2,775	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	1,061,354
4,700	Moreno Valley Unified School Dist. Community Facs. Dist.,
	Special Tax, 5.20%, 9/1/36	NR/NR	4,312,814
2,400	Morgan Hill Unified School Dist., GO, zero coupon,
	8/1/23 (FGIC)	Aaa/AAA	1,208,640
1,500	Mountain View-Whisman School Dist., GO,
	5.00%, 6/1/27, Ser. D, (Pre-refunded @ $101,
	6/1/12) (MBIA) (b)	Aaa/AAA	1,621,800
3,245	Newark Unified School Dist., GO, zero coupon, 8/1/26,
	Ser. D (FSA)	Aaa/AAA	1,310,461
19,805	Oakland, GO, 5.00%, 1/15/27, Ser. A (FGIC) (h)	NR/NR	20,313,988

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 17

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Oakland Redev. Agcy., Tax Allocation, (Pre-refunded @ $100,
	3/1/13) (b),
$1,395	5.25%, 9/1/27	NR/A	$1,522,712
2,185	5.25%, 9/1/33	NR/A	2,387,244
1,000	Orange Cnty. Community Facs. Dist., Special Tax,
	No. 01-1-Ladera Ranch, 6.00%, 8/15/25, Ser. A,
	(Pre-refunded @ $101, 8/15/10) (b)	NR/AAA	1,082,210
12,000	Orange Cnty. Sanitation Dist., CP,
	5.25%, 2/1/30, (Pre-refunded @ $100, 8/1/13) (FGIC) (b)	Aaa/AAA	13,191,240
	Palmdale Community Redev. Agcy., Tax Allocation (AMBAC),
1,230	zero coupon, 12/1/30	Aaa/AAA	398,791
1,230	zero coupon, 12/1/31	Aaa/AAA	378,828
1,225	zero coupon, 12/1/32	Aaa/AAA	357,467
1,750	Paramount Unified School Dist., GO, zero coupon,
	9/1/23, Ser. B (FSA)	Aaa/AAA	839,773
	Perris Public Financing Auth. Rev., Tax Allocation, Ser. C,
780	5.375%, 10/1/20	NR/BBB+	814,999
1,800	5.625%, 10/1/31	NR/BBB+	1,884,330
10,000	Placentia-Yorba Linda Unified School Dist., CP,
	5.00%, 10/1/32 (FGIC) (h)	Aaa/AAA	10,299,400
10,150	Placer Union High School Dist., GO, zero coupon, 8/1/33 (FSA)	Aaa/AAA	2,858,951
	Poway Unified School Dist., Special Tax,
	Community Facs. Dist. No. 6,
2,700	5.125%, 9/1/28	NR/BBB	2,611,089
2,300	5.125%, 9/1/28, Area B	NR/NR	2,204,849
1,500	5.50%, 9/1/25	NR/BBB	1,504,935
3,000	5.60%, 9/1/33	NR/BBB	2,919,990
1,000	6.05%, 9/1/25, Area A	NR/NR	1,021,710
5,500	6.125%, 9/1/33, Area A	NR/NR	5,584,865
	Community Facs. Dist. No. 10,
1,000	5.65%, 9/1/25	NR/NR	1,004,040
2,200	5.70%, 9/1/32	NR/NR	2,171,356
2,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.375%, 9/1/31, Ser. A	NR/NR	2,059,500
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	Aaa/AAA	522,435
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	3,599,435
	Riverside Unified School Dist., Community Facs., Dist. No. 15,
	Special Tax, Ser. A,
1,000	5.15%, 9/1/25	NR/NR	959,490
1,000	5.25%, 9/1/30	NR/NR	939,870
1,000	5.25%, 9/1/35	NR/NR	931,000
	Rocklin Unified School Dist., GO (FGIC),
5,000	zero coupon, 8/1/24	Aaa/AAA	2,221,700
4,000	zero coupon, 8/1/25	Aaa/AAA	1,678,360
4,000	zero coupon, 8/1/26	Aaa/AAA	1,586,200
4,500	zero coupon, 8/1/27	Aaa/AAA	1,688,445

18 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Roseville Redev. Agcy., Tax Allocation (MBIA),
$3,365	5.00%, 9/1/32	Aaa/AAA	$3,447,880
2,075	5.00%, 9/1/33	Aaa/AAA	2,124,904
4,500	Sacramento City Financing Auth. Rev., Ser. A,
	5.00%, 12/1/32, (Pre-refunded @ $100, 12/1/12) (FSA) (b)	Aaa/AAA	4,859,955
4,475	North Natomas CFD No. 2, 6.25%, 9/1/23	NR/NR	4,521,629
12,490	Sacramento Cnty., Airport System Rev., 5.00%, 7/1/32,
	Ser. A (FSA)	Aaa/AAA	12,812,492
14,350	Sacramento Cnty., Sanitation Dist. Rev.,
	5.00%, 12/1/35, (Pre-refunded @ $100, 12/1/14)
	(AMBAC) (a)(b)(h)(i)	Aaa/AAA	15,776,964
	San Diego Cnty. Water Auth., CP, Ser. A (MBIA),
8,285	5.00%, 5/1/28	Aaa/AAA	8,553,683
8,000	5.00%, 5/1/29	Aaa/AAA	8,251,680
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A,
1,200	5.60%, 9/1/21	NR/NR	1,179,588
800	5.70%, 9/1/26	NR/NR	777,592
2,300	5.75%, 9/1/36	NR/NR	2,205,056
1,000	San Diego Public Facs. Financing Auth. Lease Rev.,
	5.00%, 5/15/29, Ser. A (FGIC)	Aaa/AAA	1,020,630
1,500	Fire & Life Safety Facs., 5.00%, 4/1/32 (MBIA)	Aaa/AAA	1,530,840
14,000	San Diego Public Facs. Financing Auth. Water Rev.,
	5.00%, 8/1/32 (MBIA)	Aaa/AAA	14,396,760
7,775	San Diego Unified School Dist., GO, 5.00%, 7/1/27 (FGIC) (h)	Aaa/AAA	8,260,626
	San Francisco City & Cnty. Airport Community, International
	Airport Rev. (MBIA),
5,585	4.50%, 5/1/28, Ser. 2	Aaa/AAA	5,482,348
11,585	5.00%, 5/1/32	Aaa/AAA	11,920,965
8,715	5.00%, 5/1/32, Ser 28B, (Pre-refunded @ $100, 5/1/12) (b)	Aaa/AAA	9,336,031
10,405	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
	zero coupon, 1/1/25	Aaa/AAA	4,924,582
	San Jose, Libraries & Parks, GO,
14,970	5.00%, 9/1/32 (MBIA) (h)	Aaa/AAA	15,394,549
10,190	5.125%, 9/1/31	Aa1/AA+	10,519,443
	San Juan Unified School Dist., GO (FSA),
1,770	zero coupon, 8/1/23	Aaa/AAA	852,680
6,105	zero coupon, 8/1/26	Aaa/AAA	2,487,971
9,150	5.00%, 8/1/27, Ser. A (h)	Aaa/AAA	9,511,059
4,835	San Mateo Foster City School Dist., GO,
	5.10%, 8/1/31, (Pre-refunded @ $101, 8/1/11) (FGIC) (b)	Aaa/AAA	5,194,144
2,300	San Mateo Union High School Dist., GO, zero coupon,
	9/1/20 (FGIC)	Aaa/AAA	1,303,134
1,730	San Rafael City High School Dist., GO, 5.00%, 8/1/27,
	Ser. B (FSA)	Aaa/AAA	1,784,184
3,280	San Rafael Elementary School Dist., GO, 5.00%, 8/1/27,
	Ser. B (FSA)	Aaa/AAA	3,382,730
	Santa Clara Unified School Dist., GO (MBIA),
2,755	5.00%, 7/1/25	Aaa/AAA	2,842,278
3,040	5.00%, 7/1/27	Aaa/AAA	3,121,046

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 19

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
$1,260	Santa Cruz Cnty. Rev., 5.25%, 8/1/32	A3/NR	$1,327,082
	Santa Margarita Water Dist., Special Tax,
2,000	6.00%, 9/1/30, (Pre-refunded @ $100, 9/1/13) (b)	NR/NR	2,271,160
2,185	6.25%, 9/1/29	NR/NR	2,241,854
815	6.25%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	871,952
2,000	Santa Monica Community College Dist., GO, zero coupon,
	8/1/26, Ser. C (MBIA)	Aaa/AAA	778,800
	Saugus Hart School Facs. Financing Auth., Special Tax,
	Community Facs. Dist. 00-1,
1,140	6.10%, 9/1/32	NR/NR	1,147,079
2,195	6.125%, 9/1/33	NR/NR	2,206,809
1,000	Shasta Union High School Dist., GO, zero coupon, 8/1/24 (FGIC)	Aaa/AAA	447,970
2,745	South Tahoe JT Powers Parking Financing Auth. Rev.,
	7.00%, 12/1/27, Ser. A	NR/NR	2,664,681
1,800	Southern Mono Health Care Dist., GO, zero coupon,
	8/1/26 (MBIA)	Aaa/AAA	713,790
3,730	State Dev. Finance Agcy., Tax Allocation, 5.00%, 9/1/27 (MBIA)	Aaa/AAA	3,837,126
9,605	State Public Works Board Lease Rev., UCLA Replacement
	Hospital,
	5.00%, 10/1/22, Ser. A (FSA)	Aaa/AAA	9,991,985
	Statewide Community Dev. Auth.,
1,600	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	1,572,368
3,555	Bentley School, 6.75%, 7/1/32 (a)(i)	NR/NR	3,767,909
1,250	Huntington Park Chapter School, 5.25%, 7/1/42, Ser. A	NR/NR	1,165,575
9,700	Jewish Home Rev., 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	10,128,740
2,770	Kaiser Permanente Rev., 5.50%, 11/1/32, Ser. A	NR/A+	2,847,643
3,000	Live Oak School Rev., 6.75%, 10/1/30	NR/NR	3,076,290
500	Peninsula Project Rev., 5.00%, 11/1/29	NR/NR	458,835
1,170	Wildwood Elementary School, CP, 6.10%, 11/1/15 (a)(i)	NR/NR	1,177,196
1,365	Windrush School Rev., 5.50%, 7/1/37	NR/NR	1,351,159
	Statewide Financing Auth. Tobacco Settlement Rev.,
1,665	5.625%, 5/1/29	Baa3/NR	1,641,474
20,000	6.00%, 5/1/37 (h)	Baa3/NR	19,864,200
7,750	Tamalpais Union High School Dist., GO, 5.00%, 8/1/27 (FSA)	Aaa/AAA	8,009,315
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	4,422,735
	Fresno Cnty.,
3,750	5.625%, 6/1/23	Baa3/BBB	3,754,050
10,000	6.00%, 6/1/35	Baa3/BBB	9,946,600
6,875	Gold Cnty., zero coupon, 6/1/33	NR/BBB	1,297,519
1,800	Stanislaus Funding, 5.875%, 6/1/43, Ser. A	Baa3/NR	1,723,878
8,000	Tobacco Securitization Auth. of Southern California Rev.,
	5.00%, 6/1/37, Ser. A-1	Baa3/BBB	6,764,480
995	Tracy Community Facs. Dist., Special Tax, No. 99-2
	South Macarthur Area, 6.00%, 9/1/27	NR/NR	1,011,925

20 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Univ. Rev. (h),
$5,500	4.75%, 5/15/35, Ser. F (FSA)	Aaa/AAA	$5,533,220
5,000	4.75%, 5/15/35, Ser. G (FGIC)	Aaa/AAA	5,016,400
5,650	4.75%, 5/15/38, Ser. B	Aa2/AA-	5,665,424
10,000	5.00%, 9/1/27, Ser. O, (Pre-refunded @ $101,
	9/1/10) (FGIC) (b)	Aaa/AAA	10,573,100
10,000	Ventura Cnty. Community College Dist., GO, 5.00%,
	8/1/27, Ser. A (MBIA)	Aaa/AAA	10,373,000
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aaa/AAA	1,609,021
2,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (b)	Aaa/NR	2,014,540
	Victor Elementary School Dist., GO, Ser. A (FGIC),
1,125	zero coupon, 8/1/24	Aaa/AAA	508,084
2,410	zero coupon, 8/1/26	Aaa/AAA	973,254
1,000	Vista Unified School Dist., GO, zero coupon,
	8/1/26, Ser. A (FSA)	Aaa/AAA	407,530
	West Contra Costa Unified School Dist., GO, Ser. A (MBIA),
2,740	5.00%, 8/1/26	Aaa/AAA	2,803,376
2,690	5.00%, 8/1/28	Aaa/AAA	2,748,830
1,890	5.00%, 8/1/31	Aaa/AAA	1,929,425
2,000	William S. Hart JT School Financing Auth. Rev., 5.625%, 9/1/34	NR/BBB+	2,062,200
2,110	Yuba City Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aaa/AAA	904,916

	Total California Municipal Bonds & Notes (cost—$825,548,624)		858,735,747
OTHER MUNICIPAL BONDS & NOTES—3.6%
	Iowa—1.6%
16,100	Tobacco Settlement Auth. of Iowa Rev., zero coupon,
	6/1/34, Ser. B	Baa3/BBB	14,654,381
	New York—0.4%
3,235	State Dormitory Auth. Hospital Rev., 6.25%, 8/15/15 (FHA)	Aa2/AAA	3,566,782
	Pennsylvania—0.5%
4,300	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%,
	11/15/40, Ser. A	Ba2/BB	3,915,795
	Puerto Rico—1.1%
2,000	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	2,181,160
2,505	Public Building Auth. Rev., Gov’t Facs., 5.00%,
	7/1/36, Ser. I (GTD)	Baa3/BBB-	2,493,577
	Sales Tax Financing Corp., Rev., Ser. A (AMBAC),
32,600	zero coupon, 8/1/47	Aaa/AAA	4,323,412
12,500	zero coupon, 8/1/54	Aaa/AAA	1,139,500
			10,137,649

	Total Other Municipal Bonds & Notes (cost—$33,203,782)		32,274,607

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 21

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
CALIFORNIA VARIABLE RATE NOTES (c) (e) (f)—0.2%
$1,500	Modesto Public Financing Auth. Lease Rev.,
	9.52%, 9/1/29, Ser. 354 (AMBAC) (cost—$1,481,552)	Aaa/NR	$1,600,350
OTHER VARIABLE RATE NOTES (f)—0.6%
	Puerto Rico—0.6%
5,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A
	(cost—$5,553,072)	Ba1/BBB-	5,558,428
U.S. TREASURY BILLS (g)—0.4%
3,920	3.20%-5.60%, 12/13/07-2/28/08 (cost—$3,907,611)	NR/NR	3,907,611

	Total Investments (cost—$869,694,641)—100.0%		$902,076,743

22 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
NEW YORK MUNICIPAL BONDS & NOTES—89.4%
	Buffalo Municipal Water Finance Auth., Water System Rev.,
	Ser. B, (Pre-refunded @ $100, 7/1/12) (FSA) (b),
$250	5.00%, 7/1/27	Aaa/AAA	$268,443
1,000	5.125%, 7/1/32	Aaa/AAA	1,079,040
2,400	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev.,
	6.00%, 11/15/36	NR/NR	2,344,512
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, (Pre-refunded @ $101, 7/15/10) (b)	NR/AAA	10,906,700
	Liberty Dev. Corp. Rev.,
2,500	5.25%, 10/1/35 (h)	Aa3/AA-	2,655,625
1,700	5.50%, 10/1/37	Aa3/AA-	1,873,128
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	1,901,282
10,000	5.25%, 11/15/31, Ser. E	A2/A	10,355,800
7,000	5.35%, 7/1/31, Ser. B	A1/AAA	7,290,150
4,130	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128 (h)	Aa1/NR	4,056,858
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA	4,064,160
	New York City Health & Hospital Corp. Rev., Ser. A,
1,100	5.375%, 2/15/26	A1/A	1,122,429
2,000	5.45%, 2/15/26	A1/A	2,051,760
	New York City Industrial Dev. Agcy. Rev.,
975	Eger Harbor, 4.95%, 11/20/32 (GNMA)	NR/AA+	976,687
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	Baa3/BB	1,347,646
1,220	Staten Island Univ. Hospital, 6.45%, 7/1/32	B2/NR	1,253,318
1,500	United Jewish Appeal Fed., 5.00%, 7/1/27	Aa1/NR	1,558,635
	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev. (h),
7,500	4.50%, 6/15/33, Ser. C	Aa2/AA+	7,310,925
5,000	5.00%, 6/15/32, Ser. A	Aa2/AA+	5,105,150
15,000	5.125%, 6/15/34, Ser. A	Aa2/AA+	15,491,550
10,000	New York City Transitional Finance Auth. Rev.,
	5.00%, 11/1/27, Ser. B	Aa1/AAA	10,355,400
7,785	New York City Trust for Cultural Res. Rev., 5.00%,
	2/1/34 (FGIC) (h)	Aaa/AAA	8,055,295
3,600	Port Auth. New York & New Jersey Rev., 5.00%,
	4/15/32, Ser. 125 (FSA)	Aaa/AAA	3,746,448
7,500	State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
	5.00%, 7/1/32, (Pre-refunded @ $100, 7/1/12) (b)	Aa3/AA-	8,046,675
	State Dormitory Auth. Rev.,
5,000	5.00%, 12/1/35 (Radian)	Aa3/AA	4,775,400
1,320	5.25%, 9/1/28 (Radian)	Aa3/AA	1,321,214
80	5.25%, 9/1/28, (Pre-refunded @ $102, 9/1/09) (Radian) (b)	Aa3/AA	84,249
7,490	5.50%, 5/15/31, Ser. A (AMBAC) (h)	Aaa/AAA	8,639,266
1,000	5.625%, 7/1/37, Ser. B (d)	Ba2/BB	982,280
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	2,504,710
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,046,820
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	5,094,572

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 23

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
$8,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	$9,040,009
8,600	State Personal Income Tax, 5.00%, 3/15/32,
	(Pre-refunded @ $100, 3/15/13) (b)	Aa3/AAA	9,298,062
1,250	Student Housing Corp., 5.125%, 7/1/34,
	(Pre-refunded @ $100, 7/1/14) (FGIC) (b)	Aaa/AAA	1,376,787
4,270	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	4,403,480
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,097,040
2,000	State Environmental Facs. Corp., State Clean
	Water & Drinking Rev., 5.125%, 6/15/31	Aaa/AAA	2,078,040
6,100	State Urban Dev. Corp., Personal Income Tax Rev.,
	5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (b)	Aa3/AAA	6,595,137
	Tobacco Settlement Asset Backed, Inc. Rev., Ser.1,
25,000	5.00%, 6/1/34	NR/BBB	22,973,750
25,000	5.75%, 7/15/32, (Pre-refunded @ $100, 7/15/12) (b)	Aaa/AAA	27,576,500
10,000	6.375%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (b)	Aaa/AAA	10,587,700
	Triborough Bridge & Tunnel Auth. Rev. (FGIC-TCRS),
710	5.00%, 1/1/32	Aaa/AAA	728,630
3,990	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (b)	Aaa/AAA	4,254,218
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,772,983
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Fac. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,049,860
750	Westchester Cnty. Industrial Dev. Agcy. Continuing Care
	Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	776,400

	Total New York Municipal Bonds & Notes (cost—$235,077,800)		244,274,723
OTHER MUNICIPAL BONDS & NOTES—6.8%
	California—3.0%
	Alameda Unified School Dist., Alameda Cnty., GO, Ser. A (FSA),
3,500	zero coupon, 8/1/24	Aaa/AAA	1,593,585
3,000	zero coupon, 8/1/25	Aaa/AAA	1,291,740
3,130	Covina Valley Unified School Dist., GO,
	zero coupon, 6/1/25, Ser. B (FGIC)	Aaa/AAA	1,346,933
5,000	Tobacco Securitization Agcy. Rev., Los Angeles Cnty.,
	zero coupon, 6/1/28	Baa3/NR	3,845,700
			8,077,958
	Colorado—0.0%
210	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	108,425
	Puerto Rico—3.8%
5,675	Children’s Trust Fund, Tobacco Settlement Rev.,
	5.625%, 5/15/43	Baa3/BBB	5,593,280
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D, (Pre-refunded @ $100, 7/1/12) (b)	Baa3/AAA	1,625,145
750	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	817,935

24 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Puerto Rico—(continued)
	Sales Tax Financing Corp., Rev., Ser. A,
$14,250	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	$1,299,030
12,900	zero coupon, 8/1/56	A1/A+	1,051,221
			10,386,611

	Total Other Municipal Bonds & Notes (cost—$18,348,814)		18,572,994
NEW YORK VARIABLE RATE NOTES (c) (e) (f)—2.8%
5,595	Long Island Power Auth. Electric System Rev.,
	10.74%, 12/1/26, Ser. 339 (MBIA-IBC)	Aaa/NR	6,147,506
1,300	State Urban Dev. Corp. Rev., 9.897%, 3/15/35	NR/AAA	1,548,430

	Total New York Variable Rate Notes (cost—$7,016,192)		7,695,936
OTHER VARIABLE RATE NOTES—0.7%
	Puerto Rico—0.7%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A
	(cost—$1,990,724)	Ba1/BBB-	1,992,644
U.S. TREASURY BILLS (g)—0.3%
795	3.21%-5.60%, 12/13/07-2/28/08 (cost—$793,307)	NR/NR	793,307

	Total Investments (cost—$263,226,837)—100.0%		$273,329,604

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 25

PIMCO Municipal Income Funds II Schedule of Investments
November 30, 2007 (unaudited)

Notes to Schedules of Investments:
(a)	Illiquid security.
(b)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)

144A Security—security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security. To be settled/delivered after November 30, 2007.
(e)	Inverse Floater—interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)

Variable Rate Notes—instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2007.

(g)	All or partial amount segregated as collateral for futures contracts.
(h)

Residual Interest Bonds held in trust—securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Funds acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)

Private Placement—restricted as to resale and may not have a readily available market. Securities with an aggregate value of $20,722,069, representing 2.30% of total investments in California Municipal Income II.

Glossary:
AMBAC — insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. — insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP — Certificates of Participation
FGIC — insured by Financial Guaranty Insurance Co.
FHA — insured by Federal Housing Administration
FSA — insured by Financial Security Assurance, Inc.
GNMA — insured by Government National Mortgage Association
GO — General Obligation Bond
GTD — Guaranteed
IBC — Insurance Bond Certificate
MBIA — insured by Municipal Bond Investors Assurance
NR — Not Rated
PSF — Public School Fund
Q-SBLF—Qualified School Bond Loan Fund
Radian — insured by Radian Guaranty, Inc.
TCRS — Temporary Custodian Receipts

26 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07 | See accompanying Notes to Financial Statements

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PIMCO Municipal Income Funds II Statements of Assets and Liabilities
November 30, 2007 (unaudited)

		California	New York
	Municipal II	Municipal II	Municipal II
Assets:
Investments, at value (cost—$1,389,981,872, $869,694,641
and $263,226,837, respectively)	$1,488,209,136	$902,076,743	$273,329,604
Interest receivable	18,847,663	10,682,801	4,234,551
Receivable for variation margin on futures contracts	1,746,875	1,264,375	261,569
Receivable for investments sold	13,000	—	—
Prepaid expenses and other assets	2,035,714	124,633	440,556
Total Assets	1,510,852,388	914,148,552	278,266,280

Liabilities:
Payable for floating rate notes	115,540,000	220,964,639	36,847,780
Payable for investments purchased	25,560,600	—	971,210
Payable to custodian for cash overdraft	10,623,048	4,912,760	886,465
Dividends payable to common and preferred shareholders	4,005,126	2,215,352	737,216
Interest payable	1,645,474	763,863	171,560
Investment management fees payable	608,629	308,710	107,222
Accrued expenses and other payables	172,769	890,830	184,708
Total Liabilities	158,155,646	230,056,154	39,906,161
Preferred shares ($0.00001 par value and $25,000 net
asset and liquidation value per share applicable to
an aggregate of 20,200, 10,400 and 3,600 shares
issued and outstanding, respectively)	505,000,000	260,000,000	90,000,000
Net Assets Applicable to Common Shareholders	$847,696,742	$424,092,398	$148,360,119

Composition of Net Assets Applicable to
Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$590	$307	$106
Paid-in-capital in excess of par	839,548,318	435,674,520	150,349,620
Dividends in excess of net investment income	(600,341)	(2,860,552)	(685,374)
Accumulated net realized loss on investments	(89,069,595)	(41,984,628)	(11,636,645)
Net unrealized appreciation of investments and
futures contracts	97,817,770	33,262,751	10,332,412
Net Assets Applicable to Common Shareholders	$847,696,742	$424,092,398	$148,360,119
Common Shares Outstanding	59,029,006	30,650,629	10,591,830
Net Asset Value Per Common Share	$14.36	$13.84	$14.01

28 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II Statements of Operations
Six months ended November 30, 2007 (unaudited)

		California	New York
	Municipal II	Municipal II	Municipal II
Investment Income:
Interest	$39,142,486	$23,699,633	$7,377,789

Expenses:
Investment management fees	4,436,791	2,268,892	783,628
Interest expense	2,071,922	4,926,175	922,755
Auction agent fees and commissions	645,178	335,430	119,972
Custodian and accounting agent fees	422,310	193,088	27,263
Shareholder communications	60,690	42,232	23,487
Audit and tax services	43,077	35,977	25,623
Trustees’ fees and expenses	40,739	28,897	12,869
New York Stock Exchange listing fees	27,240	14,118	12,243
Transfer agent fees	17,796	17,399	19,032
Legal fees	16,953	9,695	8,468
Insurance expense	10,924	5,780	2,282
Miscellaneous	19,337	8,825	7,330
Total expenses	7,812,957	7,886,508	1,964,952
Less: investment management fees waived	(739,074)	(378,085)	(130,557)
custody credits earned on cash balances	(22,233)	(22,803)	(16,655)
Net expenses	7,051,650	7,485,620	1,817,740

Net Investment Income	32,090,836	16,214,013	5,560,049

Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,952,107	531,914	375,613
Futures contracts	(5,505,482)	(11,954,612)	(1,722,170)
Net change in unrealized appreciation/depreciation of:
Investments	(28,461,750)	(17,386,596)	(5,471,730)
Futures contracts	(10,755,000)	(2,620,425)	(1,259,766)
Net realized and change in unrealized loss on investments
and futures contracts	(40,770,125)	(31,429,719)	(8,078,053)
Net Decrease in Net Assets Resulting from
Investment Operations	(8,679,289)	(15,215,706)	(2,518,004)
Dividends on Preferred Shares from
Net Investment Income	(8,965,712)	(4,279,372)	(1,514,346)
Net Decrease in Net Assets Applicable to Common
Shareholders Resulting from Investment Operations	$(17,645,001)	$(19,495,078)	$(4,032,350)

See accompanying Notes to Financial Statements | 11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 29

PIMCO Municipal Income Funds II	Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal II
	Six months
	ended
	November 30, 2007	Year ended
	(unaudited)	May 31, 2007
Investment Operations:
Net investment income	$32,090,836	$65,691,345
Net realized gain (loss) on investments and futures contracts	(1,553,375)	87,615
Net change in unrealized appreciation/depreciation of investments
and futures contracts	(39,216,750)	19,514,662
Net increase (decrease) in net assets resulting from investment operations	(8,679,289)	85,293,622

Dividends on Preferred Shares from Net Investment Income	(8,965,712)	(17,388,694)
Net increase (decrease) in net assets applicable to common shareholders
resulting from investment operations	(17,645,001)	67,904,928

Dividends to Common Shareholders from Net Investment Income	(23,006,036)	(47,920,349)

Capital Share Transactions:
Reinvestment of dividends and distributions	1,533,019	3,998,399
Total increase (decrease) in net assets applicable to common shareholders	(39,118,018)	23,982,978

Net Assets Applicable to Common Shareholders:
Beginning of period	886,814,760	862,831,782
End of period (including dividends in excess of net investment income of
$(600,341) and $(719,429); $(2,860,552) and $(1,935,976); $(685,374)
and $(524,386); respectively)	$847,696,742	$886,814,760

Common Shares Issued in Reinvestment of Dividends	104,373	266,561

30 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07 | See accompanying Notes to Financial Statements

California Municipal II		New York Municipal II
Six months		Six months
ended		ended
November 30, 2007	Year ended	November 30, 2007	Year ended
(unaudited)	May 31, 2007	(unaudited)	May 31, 2007

$16,214,013	$33,005,824	$5,560,049	$11,516,932
(11,422,698)	(931,161)	(1,346,557)	138,535

(20,007,021)	11,319,352	(6,731,496)	1,022,067
(15,215,706)	43,394,015	(2,518,004)	12,677,534

(4,279,372)	(8,273,822)	(1,514,346)	2,954,143

(19,495,078)	35,120,193	(4,032,350)	9,723,391

(12,859,217)	(25,618,929)	(4,206,691)	(8,378,638)

1,162,603	2,403,958	381,270	784,927
(31,191,692)	11,905,222	(7,857,771)	2,129,680

455,284,090	443,378,868	156,217,890	154,088,210

$424,092,398	$455,284,090	$148,360,119	$156,217,890

80,100	158,649	26,456	52,337

See accompanying Notes to Financial Statements | 11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 31

PIMCO Municipal Income Fund II Statement of Cash Flows Six months ended November 30, 2007 (unaudited)
Cash Flows provided by Operating Activities:
Purchases of long-term investments	$ (141,662,025)
Proceeds from sales of long-term investments	154,167,711
Interest received	29,191,541
Operating expenses paid	(5,055,499)
Net cash used for futures transactions	(18,328,445)
Net increase in short-term investments	(189,384)
Net cash provided by operating activities	18,123,899

Cash Flows from Financing Activities:
Cash dividends paid (excluding reinvestment of dividends of $1,553,019)	(30,411,883)
Custody overdraft	10,623,048
Net cash used for financing activities*	(19,788,835)

Net decrease in cash	(1,664,936)
Cash at beginning of period	1,664,936
Cash at end of period	—

Reconciliation of Net Increase in Net Assets From Investment
Operations to Net Cash Provided by Operating Activities:
Net decrease in net assets resulting from investment operations	(8,679,289)
Increase in interest receivable	(499,495)
Decrease in receivable for investments sold	407,000
Increase in payable for investments purchased	25,560,600
Decrease in prepaid expenses and other assets	523
Increase in investment management fees payable	15,472
Decrease in variation margin payable on futures contracts	(355,219)
Increase in variation margin receivable on futures contracts	(1,712,744)
Decrease in accrued expenses and other payables	(91,766)
Net decrease in investments	3,478,817

Net cash provided by operating activities	$18,123,899

*	Supplemental Disclosure
Non-cash financing activity not included consists of interest expense on floating rate notes issued of $2,071,922.

32 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund II Statement of Cash Flows
Six months ended November 30, 2007 (unaudited)
Cash Flows provided by Operating Activities:
Purchases of long-term investments	$ (23,498,795)
Proceeds from sales of long-term investments	36,732,288
Interest received	16,757,888
Operating expenses paid	(2,622,300)
Net cash used for futures transactions	(15,928,025)
Net increase in short-term investments	(479,428)
Net cash provided by operating activities	10,961,628

Cash Flows from Financing Activities:
Cash dividends paid (excluding reinvestment of dividends of $1,162,603)	(15,973,228)
Custody overdraft	4,912,760
Net cash used for financing activities*	(11,060,468)

Net decrease in cash	(98,840)
Cash at beginning of period	98,840
Cash at end of period	—

Reconciliation of Net Increase in Net Assets From Investment
Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from investment operations	(15,215,706)
Decrease in interest receivable	183,907
Decrease in receivable for investments sold	323,055
Decrease in prepaid expenses and other assets	5,899
Increase in investment management fees payable	4,181
Decrease in variation margin payable on futures contracts	(138,925)
Increase in variation margin receivable on futures contracts	(1,214,062)
Decrease in accrued expenses and other payables	(72,935)
Net decrease in investments	27,086,214

Net cash provided by operating activities	$10,961,628

*	Supplemental Disclosure
Non-cash financing activity not included consists of interest expense on floating rate notes issued of $4,926,175

See accompanying Notes to Financial Statements | 11.30.07 | PIMCO Municipal Income Funds II Annual Report 33

PIMCO New York Municipal Income Fund II Statement of Cash Flows
Six months ended November 30, 2007 (unaudited)
Cash Flows provided by Operating Activities:
Purchases of long-term investments	$ (13,797,598)
Proceeds from sales of long-term investments	12,076,291
Interest received	6,259,697
Operating expenses paid	(918,901)
Net cash used for futures transactions	(3,257,505)
Net decrease in short-term investments	2,566,790
Net cash provided by operating activities	2,928,774

Cash Flows from Financing Activities:
Cash dividends paid (excluding reinvestment of dividends of $381,270)	(5,318,658)
Custody overdraft	886,465
Net cash used for financing activities*	(4,432,193)

Net decrease in cash	(1,503,419)
Cash at beginning of period	1,503,419
Cash at end of period	—

Reconciliation of Net Increase in Net Assets From Investment
Operations to Net Cash Provided by Operating Activities:
Net decrease in net assets resulting from investment operations	(2,518,004)
Decrease in interest receivable	63,482
Decrease in receivable for investments sold	10,000
Increase in payable for investments purchased	971,210
Increase in prepaid expenses and other assets	(9,007)
Increase in investment management fees payable	2,256
Decrease in variation margin payable on futures contracts	(17,719)
Increase in variation margin receivable on futures contracts	(257,850)
Decrease in accrued expenses and other payables	(17,165)
Net decrease in investments	4,701,571

Net cash provided by operating activities	$2,928,774

*	Supplemental Disclosure
Non-cash financing activity not included consists of interest expense on floating rate notes issued of $922,755.

34 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Municipal Income Fund II (‘‘Municipal II’’), PIMCO California Municipal Income Fund II (‘‘California Municipal II’’) and PIMCO New York Municipal Income Fund II (‘‘New York Municipal II”), collectively referred to as the ‘‘Funds’’ or “PIMCO Municipal Income Funds II”, were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the ‘‘Investment Manager’’), serves as the investment manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (‘‘Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Under normal market conditions, Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not been asserted. However, the Funds expect the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109“ (the “Interpretation“). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation of the Interpretation has resulted in no impact to the Funds’ financial statements at November 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS“) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the Standard against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange.

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 35

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(a) Valuation of Investments (continued)
Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital.

(e) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions
The Funds may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

36 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Option Transactions (continued)
When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

(g) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)
The Funds invest in RIBs and RITEs (“Inverse Floaters”) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In these transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (”Floating Rate Notes“) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (“FASB Statement No. 140”), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in inverse floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than an in investment in Fixed Rate Bonds. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

(h) When-Issued/Delayed-Delivery Transactions
When-issued or delayed-delivery basis transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, consequently, such fluctuations are taken into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 37

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Custody Credits Earned on Cash Balances
The Funds benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

(j) Interest Expense
Relates to the Funds’ liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions. Interest expense is recorded as incurred.

2. Investment Manager/Sub-Adviser
Each Fund has entered into an Investment Management Agreement (collectively the “Agreements”) with the Investment Manager. Subject to the supervision by each Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding through June 30, 2007. On July 1, 2007, the contractual fee waiver was reduced to 0.10% of each Fund’s average daily net assets inclusive of net assets attributable to any preferred shares that may be outstanding through June 30, 2008, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all investment decisions for the Funds. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services.

3. Investments in Securities
For the six months ended November 30, 2007, purchases and sales of investments, other than short-term securities and U.S. government obligations, were:

		California	New York
	Municipal II	Municipal II	Municipal II

Purchases	$167,222,625	$23,498,795	$14,768,808
Sales	153,760,711	36,409,233	12,066,291

(a) Futures contracts outstanding at November 30, 2007:

			Market		Unrealized
			Value	Expiration	Appreciation
Fund	Type	Contracts	(000)	Date	(Depreciation)
Municipal II	Short: U.S. Treasury Bond Futures	(2,795)	$(327,539)	3/19/08	$(561,094)
California Municipal II	Short: U.S. Treasury Bond Futures	(2,023)	(237,070)	3/19/08	867,750
New York Municipal II	Short: U.S. Treasury Bond Futures	(426)	(49,922)	3/19/08	(67,508)

4. Income Tax Information
The cost basis of investments is substantially the same for both financial reporting purposes and federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007 were:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Appreciation
Municipal II	$1,276,440,994	$106,671,275	$8,464,302	$98,206,973
California Municipal II	649,284,922	38,004,660	6,883,970	31,120,690
New York Municipal II	228,773,374	11,199,077	3,193,876	8,005,201

38 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2007 (unaudited)

5. Auction Preferred Shares
Municipal II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D and 4,040 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal II has issued 2,080 shares of Preferred Shares Series A, 2,080 shares of Preferred Shares Series B, 2,080 shares of Preferred Shares Series C, 2,080 shares of Preferred Shares Series D, and 2,080 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal II has issued 1,800 shares of Preferred Shares Series A and 1,800 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended November 30, 2007, the annualized dividend rates ranged from:

	High	Low	At November 30, 2007
Municipal II:
Series A	4.20%	3.00%	4.20%
Series B	4.00%	3.30%	4.00%
Series C	4.15%	3.15%	3.75%
Series D	4.00%	2.85%	3.75%
Series E	4.15%	3.10%	4.15%
California Municipal II:
Series A	3.75%	1.90%	3.75%
Series B	3.95%	2.95%	3.00%
Series C	3.80%	2.90%	3.50%
Series D	4.05%	2.75%	3.50%
Series E	3.95%	2.90%	2.90%
New York Municipal II:
Series A	4.15%	2.75%	4.15%
Series B	4.10%	2.50%	4.10%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

6. Subsequent Common Dividend Declarations

On December 3, 2007, the following dividends were declared to common shareholders payable December 31, 2007 to shareholders of record on December 13, 2007:

Municipal II	$0.065 per common share
California Municipal II	$0.07 per common share
New York Municipal II	$0.06625 per common share

On January 2, 2008 the following dividends were declared to common shareholders payable February 1, 2008 to shareholders of record on January 14, 2008:

Municipal II	$0.065 per common share
California Municipal II	$0.07 per common share
New York Municipal II	$0.06625 per common share

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 39

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2007 (unaudited)

7. Legal Proceedings
In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC, PEA Capital LLC and Allianz Global) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA Capital LLC. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA Capital LLC deregistered and dissolved. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the Investment Manager, the Sub-Adviser or their affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

40 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO Municipal Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

						Period
						June 28,
	Six Months					2002*
	ended					through
	November 30, 2007	Year Ended May 31,				May 31,
	(unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$15.05	$14.71	$14.81	$14.01	$14.66	$14.33 **
Investment Operations:
Net investment income	0.54	1.13	1.08	1.11	1.17	0.93
Net realized and change in unrealized
gain (loss) on investments and
futures contracts	(0.69)	0.33	0.01	0.84	(0.77)	0.53
Total from investment operations	(0.15)	1.46	1.09	1.95	0.40	1.46
Dividends and Distributions
on Preferred Shares from:
Net investment income	(0.15)	(0.30)	(0.23)	(0.14)	(0.08)	(0.08)
Net realized gains	—	—	—	—	—	(0.01)
Total dividends and distributions
on preferred shares	(0.15)	(0.30)	(0.23)	(0.14)	(0.08)	(0.09)
Net increase (decrease) in net assets
applicable to common shareholders
resulting from investment operations	(0.30)	1.16	0.86	1.81	0.32	1.37
Dividends and Distributions to
Common Shareholders from:
Net investment income	(0.39)	(0.82)	(0.96)	(1.01)	(0.97)	(0.84)
Net realized gains	—	—	—	—	—	(0.09)
Total dividends and distributions
to common shareholders	(0.39)	(0.82)	(0.96)	(1.01)	(0.97)	(0.93)
Capital Share Transactions:
Common stock offering costs charged
to paid-in capital	—	—	—	—	—	(0.02)
Preferred shares offering
costs/underwriting discounts
charged to paid-in capital
in excess of par	—	—	—	—	—	(0.09)
Total capital share transactions	—	—	—	—	—	(0.11)
Net asset value, end of period	$14.36	$15.05	$14.71	$14.81	$14.01	$14.66
Market price, end of period	$13.73	$15.42	$14.45	$15.02	$13.31	$14.80
Total Investment Return (1)	(8.53)%	12.64%	2.63%	21.00%	(3.69)%	5.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$847,697	$886,815	$862,832	$862,290	$812,670	$846,885
Ratio of expenses to average net
assets including interest
expense (2)(3)(4)(5)	1.64%#	1.50%	1.30%	1.05%	1.08%	0.97%#
Ratio of expenses to average
net assets, excluding interest
expense (2)(3)(5)	1.16%#	1.01%	1.05%	1.02%	1.03%	0.95%#
Ratio of net investment income
to average net assets (2)(5)	7.46%#	7.45%	7.31%	7.71%	8.16%	6.99%#
Preferred shares asset coverage
per share	$66,951	$68,889	$67,701	$67,676	$65,224	$66,920
Portfolio turnover	10%	4%	20%	9%	26%	27%

See accompanying Notes to Financial Statements | 11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 41

PIMCO California Municipal Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

						Period
						June 28,
	Six Months					2002*
	ended					through
	November 30, 2007	Year Ended May 31,				May 31,
	(unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$14.89	$14.58	$14.61	$13.53	$14.66	$14.33 **
Investment Operations:
Net investment income	0.53	1.08	1.06	1.05	1.13	0.86
Net realized and change in unrealized
gain (loss) on investments and
futures contracts	(1.02)	0.34	0.05	1.13	(1.26)	0.47
Total from investment operations	(0.49)	1.42	1.11	2.18	(0.13)	1.33
Dividends on Preferred Shares
from Net Investment Income	(0.14)	(0.27)	(0.21)	(0.12)	(0.07)	(0.07)
Net increase (decrease) in net assets
applicable to common shareholders
resulting from investment operations	(0.63)	1.15	0.90	2.06	(0.20)	1.26
Dividends to Common Shareholders
from Net Investment Income	(0.42)	(0.84)	(0.93)	(0.98)	(0.93)	(0.81)
Capital Share Transactions:
Common stock offering costs charged
to paid-in capital	—	—	—	—	—	(0.02)
Preferred shares offering
costs/underwriting discounts
charged to paid-in capital in excess
of par	—	—	—	—	—	(0.10)
Total capital share transactions	—	—	—	—	—	(0.12)
Net asset value, end of period	$13.84	$14.89	$14.58	$14.61	$13.53	$14.66
Market price, end of period	$14.14	$15.96	$14.62	$14.76	$13.27	$14.78
Total Investment Return (1)	(8.77)%	15.35%	5.50%	19.14%	(3.92)%	4.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$424,092	$455,284	$443,379	$441,596	$407,659	$439,970
Ratio of expenses to average net
assets including interest
expense (2)(3)(4)(6)	3.43%#	2.89%	2.02%	1.36%	1.60%	1.10%#
Ratio of expenses to average net
assets, excluding interest
expense (2)(3)(6)	1.18%#	1.01%	1.06%	1.06%	1.07%	0.97%#
Ratio of net investment income
to average net assets (2)(6)	7.40%#	7.28%	7.24%	7.37%	8.05%	6.51%#
Preferred shares asset coverage
per share	$65,767	$68,765	$67,620	$67,451	$64,191	$67,301
Portfolio turnover	3%	3%	12%	5%	20%	39%

42 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07 | See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

						Period
						June 28,
	Six Months					2002*
	ended					through
	November 30, 2007	Year Ended May 31,				May 31,
	(unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$14.79	$14.66	$14.62	$13.54	$14.45	$14.33 **
Investment Operations:
Net investment income	0.52	1.10	1.07	1.07	1.06	0.86
Net realized and change in unrealized
gain (loss) on investments and
futures contracts	(0.76)	0.11	0.11	1.12	(0.97)	0.28
Total from investment operations	(0.24)	1.21	1.18	2.19	0.09	1.14
Dividends on Preferred Shares from
net investment income	(0.14)	(0.28)	(0.23)	(0.13)	(0.07)	(0.08)
Net increase (decrease) in net assets
applicable to common shareholders
resulting from investment operations	(0.38)	0.93	0.95	2.06	0.02	1.06
Dividends to Common Shareholders
from net investment income	(0.40)	(0.80)	(0.91)	(0.98)	(0.93)	(0.81)
Capital Share Transactions:
Common stock offering costs charged
to paid-in capital	—	—	—	—	—	(0.03)
Preferred shares offering
costs/underwriting discounts
charged to paid-in capital
in excess of par	—	—	—	—	—	(0.10)
Total capital share transactions	—	—	—	—	—	(0.13)
Net asset value, end of period	$14.01	$14.79	$14.66	$14.62	$13.54	$14.45
Market price, end of period	$13.65	$15.49	$14.14	$14.80	$13.05	$14.71
Total Investment Return (1)	(9.38)%	15.51%	1.65%	21.45%	(5.15)%	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$148,360	$156,218	$154,088	$152,812	$140,958	$149,606
Ratio of expenses to average net
assets including interest
expense (2)(3)(4)(7)	2.43%#	2.13%	1.89%	1.25%	1.16%	1.02%#
Ratio of expenses to average net
assets, excluding interest
expense (2)(3)(7)	1.21%#	1.14%	1.13%	1.14%	1.15%	1.02%#
Ratio of net investment income
to average net assets (2)(7)	7.36%#	7.33%	7.29%	7.53%	7.58%	6.47%#
Preferred shares asset coverage
per share	$66,195	$68,386	$67,785	$67,439	$64,148	$66,552
Portfolio turnover	4%	3%	26%	11%	14%	27%

See accompanying Notes to Financial Statements | 11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 43

PIMCO Municipal Income Funds II Financial Highlights

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
#	Annualized.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.
(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.17% (annualized), 0.24%, 0.24%, 0.24%, 0.25% and 0.23% (annualized) for the six months ended November 30, 2007, the years ended May 31, 2007, May 31, 2006, May 31, 2005, May 31, 2004 and for the period June 28, 2002 (commencement of operations) through May 31, 2003, respectively.

(6)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.17% (annualized), 0.24%, 0.24%, 0.24%, 0.24% and 0.23% (annualized) for the six months ended November 30, 2007, the years ended May 31, 2007, May 31, 2006, May 31, 2005, May 31, 2004 and for the period June 28, 2002 (commencement of operations) through May 31, 2003, respectively.

(7)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.17% (annualized), 0.24%, 0.24%, 0.24%, 0.24% and 0.23% (annualized) for the six months ended November 30, 2007, the years ended May 31, 2007, May 31, 2006, May 31, 2005, May 31, 2004 and for the period June 28, 2002 (commencement of operations) through May 31, 2003, respectively.

44 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II	Matters Relating to the Trustees’
Consideration of the Investment
Management and Portfolio Management
Agreements

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 13, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2007.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives identified by Lipper, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Funds for the twelve months ended March 31, 2007, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s ability to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 45

PIMCO Municipal Income Funds II	Matters Relating to the Trustees’
Consideration of the Investment
Management and Portfolio Management
Agreements

into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance and total expense ratio. The Trustees noted that, while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Funds compared to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

Municipal II

The Trustees noted that Municipal II had outperformed the median for its peer group for the one-year and three-year periods ended March 31, 2007. The Trustees noted that for the one-year period ended March 31, 2007, Municipal II total return ranked second among fifty-five funds in its Lipper category for its asset class. The Trustees also noted that Municipal II’s expense ratio (after taking into account waivers) was less than the median for its peer group.

California Municipal II

The Trustees noted that California Municipal II had outperformed the median for its peer group for the one-year and three-year periods ended March 31, 2007. The Trustees noted that for the one- and three-year periods, California Municipal II ranked first and third, respectively, among twenty-two funds in its Lipper category for its asset class. The Trustees also noted that California II’s expense ratio (after taking into account waivers) was in line with the median for its peer group.

New York Municipal II

The Trustees noted that New York Municipal II had outperformed the median for its peer group for the one-year and three-year periods ended March 31, 2007. The Trustees noted that in the one-year and three-year periods, New York Municipal II’s total return was ranked second among sixteen funds in its Lipper category for its asset class. The Trustees also noted that New York Municipal II’s expense ratio (after taking into account waivers) was more than the median for its peer group and ranked in the third quintile in its lipper category for its asset class.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of each Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these other clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds is also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either the Funds’ net assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have

46 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

PIMCO Municipal Income Funds II	Matters Relating to the Trustees’
Consideration of the Investment
Management and Portfolio Management
Agreements

preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on the one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Funds’ common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with each Fund and determined that such profitability was not excessive in light of the nature, scope and quality of services provided to each Fund.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through investment performance. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

11.30.07 | PIMCO Municipal Income Funds II Semi-Annual Report 47

PIMCO Municipal Income Funds II	Annual Shareholder Meetings Results
(unaudited)

Annual Shareholder Meetings Results:
The Funds held their annual meetings of shareholders on December 18, 2007. Common/Preferred shareholders of each fund voted to re-elect Paul Belica and John J. Dalessandro II as class II Trustees to serve until 2010 and John C. Maney as Class II Trustee to serve until 2008. The resulting vote count is indicated below:

		Withheld
	Affirmative	Authority

Municipal II:
Re-Election of Paul Belica	54,828,248	904,846
Re-Election of John C. Maney	54,911,557	821,537
Re-Election of John J. Dalessandro II*	18,457	77

California Municipal II:
Re-Election of Paul Belica	28,142,982	355,981
Re-Election of John C. Maney	28,109,346	389,617
Re-Election of John J. Dalessandro II*	7,914	5

New York Municipal II:
Re-Election of Paul Belica	10,031,161	256,715
Re-Election of John C. Maney	10,023,683	264,193
Re-Election of John J. Dalessandro II*	3,392	169

Messrs. Robert E. Connor, Hans W. Kertess*, William B. Ogden IV and R. Peter Sullivan III continue to serve as Trustees of the Funds.

__________________________

* Preferred Shares Trustee

48 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.07

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Trustees and Principal Officers

Hans W. Kertess
    Trustee, Chairman of the Board of Trustees
Paul Belica
    Trustee
Robert E. Connor
    Trustee
John J. Dalessandro II
    Trustee
John C. Maney
    Trustee
William B. Ogden, IV
    Trustee
R. Peter Sullivan III
    Trustee

Brian S. Shlissel
    President & Chief Executive Officer
Lawrence G. Altadonna
    Treasurer, Principal & Accounting Officer
Thomas J. Fuccillo
    Vice President, Secretary & Chief Legal Officer
Scott Whisten
    Assistant Treasurer
Youse E. Guia
    Chief Compliance Officer
William V. Healey
    Assistant Secretary
Richard H. Kirk
    Assistant Secretary
Kathleen A. Chapman
    Assistant Secretary
Lagan Srivastava
    Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660
Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110
Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On January 2, 2008, the Funds submitted a CEO annual certification to the New York Stock Exchange (‘‘NYSE’’) on which the Funds’ principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules each Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

           Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

           Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

           Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

           Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

           Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

           Not required in this filing.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

           Not required in this filing.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

			TOTAL NUMBER	MAXIMUM NUMBER OF
			OF SHARES PURCHASED	SHARES MAY THAT YET BE
	TOTAL NUMBER	AVERAGE	AS PART OF PUBLICLY	PURCHASED UNDER THE PLANS
PERIOD	OF SHARES	PRICE PAID	ANNOUNCED PLANS OR	OR PROGRAMS
	PURCHASED	PER SHARE	PROGRAMS
JUNE '07	N/A	15.23	13,128	N/A
JULY '07	N/A	14.65	13,267	N/A
AUGUST '07	N/A	14.57	13,455	N/A
SEPT. '07	N/A	14.01	13,791	N/A
OCT '07	N/A	14.38	13,568	N/A
NOV 07	N/A	14.27	12,891	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)      The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a -3(c)), of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)      There were no significant changes in the registrant’s internal controls over financial reporting as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(d)) that ocurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   PIMCO California Municipal Income Fund II

By  /s/ Brian S. Shlissel
President and Chief Executive Officer

Date  February 6, 2008

By  /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date  February 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Brian S. Shlissel
President and Chief Executive Officer

Date  February 6, 2008

By  /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date  February 6, 2008